SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Year end RMB: US$ exchange rate	6.9370		6.4917	6.1460
Average yearly RMB: US$ exchange rate	6.6401	6.6401	6.2288	6.1457
Research and development costs	$ 3,869,277		$ 3,404,333	$ 3,914,918
Retirement benefits, contributions by company	160,656		148,232	140,823
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested	$ 54,590,589
VAT rate	17.00%	17.00%
Accumulated statutory reserves	$ 491,649		609,621	$ 406,053
DPS compensation maximum | HKD		HKD 500,000
Fair value of bond payable non-current	0		15,273,177
Accounts receivable, allowance for doubtful accounts	985,990		738,101
Advance to suppliers	46,729,285		55,730,089
Advance to suppliers, aging within 60 days	13,112,588
Advance to suppliers, aging within 60-90 days	25,460,073
Advance to suppliers, aging over 90 days	8,156,624
Customer deposits	$ 135,903		309,147
Number of business segment	1	1
Estimated useful life	50 years	50 years
Inventory Adjustments	$ 120,347		$ 0
Plant, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Plant, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years